Investment (Income), Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Other Income And Expenses [Abstract]
Interest (income)	$ (5,003)	$ (4,620)	$ (5,975)
(Gain) on sale of marketable securities	(11,704)	(8,174)	(6,457)
Other-than-temporary impairment on securities		420	3,811
Dividend (income)	(3,735)	(1,610)	(1,744)
Investment (income), net	$ (20,442)	$ (13,984)	$ (10,365)